INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	12 Months Ended
Dec. 31, 2017
INCOME AND SOCIAL CONTRIBUTION TAXES
Schedule of income and social contributions taxes

	2017	2016	2015
Income before taxes	5,730,773	5,134,722	4,393,456
Income and social contribution tax expenses, at the tax rate of 34%	(1,948,463)	(1,745,805)	(1,493,775)
Permanent differences
Equity pickup, net of effects from interest on equity received and surplus value of the assets purchased attributed to the Company (Note 11)	537	423	692
Unclaimed interest on equity	(21,843)	(11,432)	(6,552)
Temporary differences in subsidiaries	2,007	—	—
Non-deductible expenses, gifts, incentives	(94,413)	(88,916)	(139,752)
Deferred taxes recognized in subsidiaries on tax loss carryforwards, negative basis and temporary differences referring to prior years	132,080	—	—
Tax benefit related to interest on equity allocated	821,657	738,529	593,615
Other (additions) exclusions	(13,545)	57,721	72,565
Tax	(1,121,983)	(1,049,480)	(973,207)

Effective rate	19.6%	20.4%	22.2%
Current income and social contribution taxes	(580,578)	(288,063)	(939,500)
Deferred income and social contribution taxes	(541,405)	(761,417)	(33,707)